BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)	12 Months Ended
Dec. 31, 2019
Plant and machinery [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	3 years
Plant and machinery [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	13 years
Mobile equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	5 years
Mobile equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment
Useful life measured as period of time, property, plant and equipment	7 years